Other Comprehensive Income - Reclassifications (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Other comprehensive income derivatives qualifying as hedges net of tax period increase decrease abstract
Interest rate contracts			$ 14,680	$ 13,094
Foreign exchange contracts cost of revenue			2,295	514
Amount of additional interest expense expected to be reclassified into earnings			867	735
Total before tax			16,975	14,343
Tax expense or benefit			(4,829)	(4,369)
Net of tax			12,146	9,974
Other comprehensive income defined benefit plans adjustment net of tax period increase decrease abstract
Adjustments related to pension obligations - pretax	4,355	6,390	8,709	12,788
Total before tax benefit plans			8,709	12,788
Benefit plans tax expense			(3,220)	(4,903)
OCI reclassification pensions			5,489	7,885
Total reclassifications for the period			$ 17,635	$ 17,859